LOANS, FINANCING AND DEBENTURES - Breakdown by maturity - non current (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	R$ 71,734,198	R$ 75,973,092
Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	60,263,741
Foreign | BNDES
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	4,478
Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	43,426,332
Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	16,832,931
Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	11,470,457	R$ 11,791,442
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	272,269
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	943,144
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	10,532
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	794,341
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,164,331
Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,276,973
Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	273,990
Domestic (Brazil) | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,315,275
Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	5,419,602
Not later than one year
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,252,983
Not later than one year | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	4,478
Not later than one year | Foreign | BNDES
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	4,478
Not later than one year | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,248,505
Not later than one year | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	27,560
Not later than one year | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	19,075
Not later than one year | Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	6,522
Not later than one year | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	31,017
Not later than one year | Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,164,331
Later than one year and not later than two years
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,437,023
Later than one year and not later than two years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,978,800
Later than one year and not later than two years | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,978,800
Later than one year and not later than two years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,458,223
Later than one year and not later than two years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	47,725
Later than one year and not later than two years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	38,149
Later than one year and not later than two years | Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	4,010
Later than one year and not later than two years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	53,064
Later than one year and not later than two years | Domestic (Brazil) | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,315,275
Later than two years and not later than three years
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	10,947,336
Later than two years and not later than three years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,502,848
Later than two years and not later than three years | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,764,328
Later than two years and not later than three years | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	5,738,520
Later than two years and not later than three years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,444,488
Later than two years and not later than three years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	97,686
Later than two years and not later than three years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	36,902
Later than two years and not later than three years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	191,050
Later than two years and not later than three years | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	640,800
Later than two years and not later than three years | Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	137,500
Later than two years and not later than three years | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,340,550
Later than three years and not later than four years
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	11,206,562
Later than three years and not later than four years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,784,610
Later than three years and not later than four years | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,723,908
Later than three years and not later than four years | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	5,060,702
Later than three years and not later than four years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,421,952
Later than three years and not later than four years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	84,598
Later than three years and not later than four years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	42,528
Later than three years and not later than four years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	191,095
Later than three years and not later than four years | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	636,173
Later than three years and not later than four years | Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	136,490
Later than three years and not later than four years | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,331,068
Later than four years and not later than five years
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,825,187
Later than four years and not later than five years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,682,258
Later than four years and not later than five years | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,627,349
Later than four years and not later than five years | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	4,054,909
Later than four years and not later than five years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	142,929
Later than four years and not later than five years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,010
Later than four years and not later than five years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	111,278
Later than four years and not later than five years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	24,641
Later than five years
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	37,065,107
Later than five years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	35,310,747
Later than five years | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	35,310,747
Later than five years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,754,360
Later than five years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,690
Later than five years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	695,212
Later than five years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	303,474
Later than five years | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	R$ 747,984